Income Taxes	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

12. Income Taxes

Cayman Islands and British Virgin Islands

Pursuant to the current rules and regulations, the Cayman Islands and British Virgin Islands currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. Therefore, the Company is not subject to any income tax in the Cayman Islands or British Virgin Islands.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income.

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HKD2 million of estimated assessable profits of the qualifying group entity will be taxed at 8.25%, and estimated assessable profits above HKD2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Hong Kong profits tax has been provided in accordance with the two-tiered profits tax regime on the estimated assessable profits arising in Hong Kong during the years ended March 31,2024 and 2023.

No provision has been made for Hong Kong Profits Tax in the financial statements as the Group did not have estimated assessable profits arising in Hong Kong for the year ended March 31, 2025.

The components of the income tax expense (benefit) are as follows:

	For the years ended March 31,
	2025	2024	2023
	USD	USD	USD
Current
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong		649,119	469,692
	-	649,119	469,692

Deferred
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	(80,154)	(183)	(803)
	(80,154)	(183)	(803)

Total	(80,154)	648,936	468,889

The Company measures deferred tax assets and liabilities based on the difference between the financial reporting and tax bases of assets and liabilities at the applicable tax rates. Deferred tax assets are reduced by a valuation allowance when, based on available evidence, it is more likely than not that some portion or all of the asset will not be realized. Components of the Company’s deferred tax asset and liability are as follows:

	As of March 31,
	2025	2024
	USD	USD
MSE:
Provision for allowance of credit losses	-	150
Net operating loss carryforward	281,951	281,951
Total deferred tax assets	281,951	282,101
Less: valuation allowance	(281,951)	(281,951)
Deferred tax assets, net	-	150

MSHK:
Property and equipment	(68,449)	(9,038)
Right-of-use assets – finance lease	(16,982)	(18,490)
Net operating loss carryforward	409,297	-
Less: valuation allowance	(409,297)	-
Total deferred tax liabilities – equipment and right-of-use assets – finance lease	(85,431)	(27,528)
Deferred tax assets - provision for allowance of credit losses	164,857	26,650
Deferred tax assets (liabilities), net	79,426	(878)

Deferred tax assets (liabilities), net	79,426	(728)

As of March 31, 2025, the Company had net operating loss carry forward of USD4,189,379 (HKD32,677,157) (2024: USD1,708,793 (HKD13,328,585)) (2023: USD1,169,414 (HK$9,121,430)). These losses can offset future taxable income and can be carried forward indefinitely. As of March 31, 2025, management considers evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. The Company believed that it was more likely than not that it will be unable to fully utilize its deferred tax assets related to the net operating loss carry forward in Hong Kong. As a result, the valuation allowance of USD785,934 (2024: USD281,951) (2023: USD192,953) was recorded against the gross deferred tax asset balance at March 31, 2025. For the year ended March 31, 2025, no net operating loss carry forward has been utilized (2024: nil) (2023: nil).

No material deferred tax asset has been recognized in respect of net operating loss carry forward as of March 31, 2025, 2024 and 2023, due to the unpredictability of future profit streams.

	For the years ended March 31,
	2025	2024	2023
	USD	USD	USD

(Loss) Profit before income taxes	(5,810,905)	2,975,533	3,256,125
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	(958,799)	490,963	537,260

Reconciling items:
Tax effect of income that is not taxable*	(1,478)	(25)	(127,476)
Tax effect of non-deductible expenditure	371,984	90,539	-
Tax effect of temporary differences not recognized	98,842	-	-
Change in valuation allowance	409,297	88,998	81,028
Effect of two-tier tax rate	-	(21,154)	(21,154)
Statutory tax deduction#	-	(385)	(769)
Income tax (benefit) expense	(80,154)	648,936	468,889

*	Income that is not taxable mainly consisted of the bank interest income which is non-taxable under Hong Kong income tax law.

#	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HKD1,500 (2024: HKD3,000) (2023: HK$6,000) for each business.